WRL Letterhead

May 3, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention:  File Desk

Re:           Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
WRL Freedom Elite Builder & WRL Associate Freedom Elite Builder (File No. 333-58322)

Filer CIK No.:  0000778209

Dear Sir or Madam:

On behalf of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and the WRL Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of Prospectus and Statement of Additional Information dated May 1, 2012 for certain deferred variable life policies offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 18, 2012 via EDGAR.

Please do not hesitate to contact At Woods, Esq. at (727) 299-1830, or me at (727-299-1747) if you have any questions or concerns regarding this filing.

Sincerely,

/s/ Gayle A. Morden
Gayle A. Morden
Manager, Registered Products & Distribution

Attachment
cc:  Art Woods, Esq.
       Mary Jane Wilson-Bilik, Esq.
Priscilla Hechler